Stockholders' Deficit - Schedule of Stock Option Weighted-Average Assumptions (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	85.00%	85.00%	85.00%	85.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years	5 years	5 years	5 years 3 months 18 days	5 years 2 months 12 days
Expected volatility					80.00%
Risk-free interest rate	0.80%	0.60%	0.60%	1.30%	1.30%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility					85.00%
Risk-free interest rate	1.60%	1.10%	1.10%	2.60%	2.90%